Average Annual Total Returns (Moderate Allocation Portfolio Annuity)	Moderate Allocation Portfolio Moderate Allocation Portfolio - Moderate Allocation Portfolio 1/1/2014 - 12/31/2014	Dow Jones U.S. Total Stock Market Float Adjusted Index Moderate Allocation Portfolio Moderate Allocation Portfolio - Moderate Allocation Portfolio 1/1/2014 - 12/31/2014	Moderate Allocation Composite Index Moderate Allocation Portfolio Moderate Allocation Portfolio - Moderate Allocation Portfolio 1/1/2014 - 12/31/2014	Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average Moderate Allocation Portfolio Moderate Allocation Portfolio - Moderate Allocation Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.03%	12.47%	7.31%	5.55%
Since Inception	11.31%	20.74%	11.50%	10.29%